Income tax expense	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax expense
45.	Income tax expense

(a)	Income tax expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Current income tax expense	~~W~~	1,663,188	1,301,802	1,210,083
Temporary differences		(397,017)	493,026	(163,840)
Income tax recognized in other comprehensive income		344,941	(307,868)	424,679

Income tax expenses	~~W~~	1,611,112	1,486,960	1,470,922

(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Profit before income taxes	~~W~~	6,366,626	5,964,960	6,029,092

Income taxes at statutory tax rates		1,740,460	1,564,388	1,581,318
Adjustments:
Non-taxable income		(13,902)	(10,350)	(44,370)
Non-deductible expense		16,762	16,514	19,755
Tax credit		(1,233)	(1,185)	(1,484)
Others		(130,975)	(82,407)	(84,297)

Income tax expense	~~W~~	1,611,112	1,486,960	1,470,922

Effective tax rate		25.31%	24.93	24.40

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance
Unearned income	~~W~~	(350,772)	(81,504)	—	(432,276)
Account receivable		(23,695)	2,341	—	(21,354)
Financial assets measured at fair value		1,006,441	587,125	(1,139,313)	454,253
Investment in associates and etc.		183,410	7,439	(2,581)	188,268
Valuation and depreciation of property and equipment		(100,618)	(3,460)	—	(104,078)
Derivative asset		262,353	(81,234)	(28,731)	152,388
Deposits		37,047	(3,494)	—	33,553
Accrued expenses		209,728	11,730	—	221,458
Defined benefit obligation		475,777	(1,566)	70,456	544,667
Plan assets		(635,981)	16,645	1,353	(617,983)
Other provisions		398,873	111,731	—	510,604
Allowance for acceptances and guarantees		24,423	(2,406)	—	22,017
Allowance related to asset revaluation		(47,891)	182	—	(47,709)
Allowance for expensing depreciation		(202)	62	—	(140)
Accrued contributions		37,039	630	—	37,669
Financial assets (liabilities) designated at fair value through profit of loss		(279,089)	46,492	—	(232,597)
Allowances		166,078	57,988	—	224,066
Constructive dividend		17,187	531	—	17,718
Liability under insurance contracts		93,537	(82,092)	—	11,445
Others		(1,588,403)	(754,058)	790,948	(1,551,513)

		(114,758)	(166,918)	(307,868)	(589,544)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		219,558	(18,890)	—	200,668

	~~W~~	104,800	(185,808)	(307,868)	(388,876)

(*1)	Deferred tax assets from overseas subsidiaries are decreased by ~~W~~ 650 million due to foreign exchange rate movements.
(*2)	The Group does not recognize deferred tax assets and liabilities related to global minimum tax laws by applying the temporary exception provision for deferred tax in IAS 12.

	2024
	Beginning Balance		Profit or loss	Other comprehensive income (loss)	Ending Balance
Unearned income	~~W~~	(432,276)	2,101	—	(430,175)
Account receivable		(21,354)	(15,052)	—	(36,406)
Financial assets measured at fair value		454,253	(408,640)	(425,218)	(379,605)
Investment in associates and etc.		188,268	8,543	(2,396)	194,415
Valuation and depreciation of property and equipment		(104,078)	147	—	(103,931)
Derivative asset		152,388	(79,962)	(21,242)	51,184
Deposits		33,553	(6,274)	—	27,279
Accrued expenses		221,458	64,571	—	286,029
Defined benefit obligation		544,667	(17,567)	19,995	547,095
Plan assets		(617,983)	32,565	1,710	(583,708)
Other provisions		510,604	(15,187)	—	495,417
Allowance for acceptances and guarantees		22,017	13,467	—	35,484
Allowance related to asset revaluation		(47,709)	—	—	(47,709)
Allowance for expensing depreciation		(140)	61	—	(79)
Accrued contributions		37,669	19,935	—	57,604
Financial assets (liabilities) designated at fair value through profit of loss		(232,597)	119,658	—	(112,939)
Allowances		224,066	50,152	—	274,218
Constructive dividend		17,718	857	—	18,575
Liability under insurance contracts		11,445	(1,089)	—	10,356
Others		(1,551,513)	(2,239)	851,830	(701,922)

		(589,544)	(233,953)	424,679	(398,818)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		200,668	(20,165)	—	180,503

	~~W~~	(388,876)	(254,118)	424,679	(218,315)

(*1)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~ 6,721 million due to foreign exchange rate movements.
(*2)	The Group does not recognize deferred tax assets and liabilities related to global minimum tax laws by applying the temporary exception provision for deferred tax in IAS 12.

(d)	Deferred tax assets and liabilities that are directly charged or credited to equity for the years ended December 31, 2023 and 2024 are as follows:

	January 1, 2023			Changes		December 31, 2023
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(9,032,747)	2,362,816	4,305,703	(1,139,313)	(4,727,044)	1,223,503
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(7,014)	1,859	1,736	(466)	(5,278)	1,393
Foreign currency translation adjustments for foreign operations		(103,767)	(8,516)	(1,576)	(4,658)	(105,343)	(13,174)
Gain (loss) on cash flow hedges		(138,634)	42,246	90,011	(28,731)	(48,623)	13,515
Equity in other comprehensive income (loss) of associates		(11,059)	2,933	9,738	(2,581)	(1,321)	352
Remeasurements of the defined benefit liability		(126,394)	34,400	(272,144)	71,809	(398,538)	106,209
Net finance income (expense) on insurance contract		6,902,211	(1,829,086)	(2,989,301)	796,072	3,912,910	(1,033,014)

	~~W~~	(2,517,404)	606,652	1,144,167	(307,868)	(1,373,237)	298,784

	January 1, 2024			Changes		December 31, 2024
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	(4,727,044)	1,223,503	1,614,241	(425,218)	(3,112,803)	798,285
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(5,278)	1,393	(2,288)	604	(7,566)	1,997
Foreign currency translation adjustments for foreign operations		(105,343)	(13,174)	401,576	13,431	296,233	257
Gain (loss) on cash flow hedges		(48,623)	13,515	59,756	(21,242)	11,133	(7,727)
Equity in other comprehensive income (loss) of associates		(1,321)	352	9,067	(2,396)	7,746	(2,044)
Remeasurements of the defined benefit liability		(398,538)	106,209	(83,464)	21,705	(482,002)	127,914
Net finance income (expense) on insurance contract		3,912,910	(1,033,014)	(3,173,553)	837,795	739,357	(195,219)

	~~W~~	(1,373,237)	298,784	(1,174,665)	424,679	(2,547,902)	723,463

(e)	The amount of deductible temporary differences that are not recognized as deferred tax assets as of December 31, 2023 and 2024 are as follows:

	2023		2024
Temporary differences related to Shinhan EZ General Insurance Co., Ltd. (*1)	~~W~~	112,293	109,731
Shinhan AI Co., Ltd. (*2)		13	—

		112,306	109,731

(*1)
Shinhan EZ General Insurance Co., Ltd., a subsidiary of the Group, suffered a net loss for the current period, etc. As of the end of 2024, deferred corporate tax assets were not recognized as it was determined that the temporary difference to be deducted in excess of the temporary difference to be added and the tax loss were not feasible.

(*2)	Shinhan AI Co., Ltd, a subsidiary of the Group, did not recognize deferred corporate tax assets for temporary differences in consideration of liquidation in 2024.
(*3)	The expiration date of unused carried tax losses not recognized as deferred tax assets as of the end of the reporting period is as follows:

	Less than 1 year		1~2 years	2~3 years	More than 3 years	Total
Tax loss carried-forward	~~W~~	9,006	7,444	9,253	77,186	102,889

(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2023 and 2024 are as follows:

	2023		2024
Investment in subsidiaries, etc.	~~W~~	(9,331,214)	(10,203,270)

(g)
The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2023 and 2024 are as follows:

	2023		2024
Deferred tax assets	~~W~~	1,300,568	1,375,325
Deferred tax liabilities		1,689,444	1,593,640

(h)
Under the Global Minimum Corporate Tax Act, effective from 2024, the Group is required to pay additional taxes on the difference between the effective tax rate and the minimum tax rate of 15% for each unit of jurisdiction in which each constituent company belongs. However, since most jurisdictions either qualify for the transitional relief provisions or already have an effective tax rate of 15% or higher, it is anticipated that no significant additional taxes will arise. As a result, the Group has not recognized any amount related to the Global Minimum Corporate Tax Act in its current period income tax expense. Additionally, the Group also applies the temporary exception to deferred tax, which does not recognize deferred tax assets and liabilities related to the Global Minimum Corporate Tax Act and does not disclose information related to deferred tax.